UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number         811-05072
                                    --------------------------

                          Principal Balanced Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

                   711 High Street, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

        Princor Financial Services Corporation, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                   -------------------

Date of fiscal year end:           October 31, 2004
                               ---------------------------

Date of reporting period:          July 31, 2004
                               ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
                         PRINCIPAL BALANCED FUND, INC.

                           JULY 31, 2004 (UNAUDITED)

                                                         Shares
                                                          Held                  Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (63.05%)
ADVERTISING SERVICES (0.06%)
                                                                           $
 WPP Group                                                1,233                  57,532
AEROSPACE & DEFENSE EQUIPMENT (0.91%)
 General Dynamics                                         3,470                 342,905
 Moog /1/                                                   407                  14,803
 Orbital Sciences /1/ /2/                                 1,020                  11,679
 United Defense Industries /1/                              333                  11,538
 United Technologies                                      5,640                 527,340
                                                                                908,265
AGRICULTURAL OPERATIONS (0.11%)
 Monsanto                                                 3,050                 110,593
AIRLINES (0.03%)
 ExpressJet Holdings /1/                                  1,847                  20,132
 Mesa Air Group /1/                                         873                   5,448
                                                                                 25,580
APPAREL MANUFACTURERS (0.30%)
 Coach /1/                                                6,370                 272,572
 Kellwood                                                   287                  11,523
 Quiksilver /1/                                             603                  13,001
                                                                                297,096
APPLICATIONS SOFTWARE (1.52%)
 Citrix Systems /1/                                         120                   2,114
 Microsoft                                               51,830               1,475,082
 Serena Software /1/                                        992                  15,277
 SS&C Technologies                                          672                  13,541
                                                                              1,506,014
ATHLETIC FOOTWEAR (0.15%)
 Nike                                                     1,590                 115,609
 Reebok International                                       835                  28,440
                                                                                144,049
AUDIO & VIDEO PRODUCTS (0.12%)
 Matsushita Electric Industrial                           4,650                  62,589
 Pioneer                                                  1,400                  30,240
 Polycom /1/                                              1,497                  28,862
                                                                                121,691
AUTO-CARS & LIGHT TRUCKS (0.37%)
 Ford Motor                                               8,750                 128,800
 Nissan Motor                                             5,146                 110,639
 Toyota Motor                                             1,646                 131,680
                                                                                371,119
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.45%)
 Oshkosh Truck                                              388                  20,552
 Paccar                                                   5,800                 347,768
 Volvo                                                    2,096                  75,498
                                                                                443,818
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.14%)
 American Axle & Manufacturing Holdings                     376                  12,916
 Dana                                                     1,046                  20,177
 Lear                                                       403                  22,218
 Magna International                                        620                  49,910
 Tenneco Automotive /1/                                   2,374                  33,022
                                                                                138,243

                                                          Shares
                                                           Held                  Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BEVERAGES-NON-ALCOHOLIC (1.27%)
                                                                           $
 Coca-Cola                                               12,147                 532,768
 Coca-Cola Enterprises                                    4,980                 101,592
 Cott /1/                                                 2,035                  56,939
 PepsiAmericas                                            4,403                  82,644
 Pepsico                                                  9,750                 487,500
                                                                              1,261,443
BEVERAGES-WINE & SPIRITS (0.07%)
 Diageo                                                   1,424                  71,513
BREWERY (0.37%)
 Anheuser-Busch                                           6,725                 349,027
 SABMiller                                                1,626                  20,569
                                                                                369,596
BROADCASTING SERVICES & PROGRAMMING (0.11%)
 4 Kids Entertainment /1/                                   567                  12,349
 Clear Channel Communications                             2,640                  94,248
                                                                                106,597
BUILDING & CONSTRUCTION PRODUCTS-
MISCELLANEOUS (0.27%)
 CRH                                                      2,959                  66,548
 Masco                                                    5,130                 155,131
 Simpson Manufacturing                                      210                  11,762
 USG /1/ /2/                                              2,056                  35,446
                                                                                268,887
BUILDING PRODUCTS-AIR & HEATING (0.11%)
 American Standard /1/                                    2,950                 111,776
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.16%)
 Eagle Materials                                            557                  36,751
 Florida Rock Industries                                  2,385                 102,388
 Martin Marietta Materials                                  435                  19,031
                                                                                158,170
BUILDING PRODUCTS-LIGHT FIXTURES (0.02%)
 Genlyte Group /1/                                          281                  17,506
BUILDING PRODUCTS-WOOD (0.02%)
 Universal Forest Products                                  664                  20,166
BUILDING-HEAVY CONSTRUCTION (0.02%)
 Washington Group International /1/                         687                  22,960
BUILDING-MAINTENANCE & SERVICE (0.14%)
 Ecolab                                                   3,900                 118,950
 Rollins                                                    808                  18,705
                                                                                137,655
BUILDING-RESIDENTIAL & COMMERCIAL (0.36%)
 Brookfield Homes                                           987                  26,708
 Centex                                                   1,972                  83,652
 Daiwa House Industry                                       152                  15,793
 DR Horton                                                2,080                  57,471
 Hovnanian Enterprises /1/                                  878                  27,244
 KB Home                                                    727                  46,564
 M/I Schottenstein Homes                                    579                  21,996
 MDC Holdings                                             1,160                  77,894
                                                                                357,322

                                                          Shares
                                                           Held                  Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CABLE TV (0.06%)
                                                                           $
 Comcast /1/                                              2,020                  55,348
CASINO SERVICES (0.14%)
 International Game Technology                            3,280                 106,075
 Scientific Games /1/                                     1,630                  29,030
                                                                                135,105
CELLULAR TELECOMMUNICATIONS (0.74%)
 Boston Communications Group /1/                          1,010                   8,716
 mmO2 /1/                                                 3,747                  60,777
 Nextel Communications /1/                               17,300                 393,748
 NII Holdings /1/                                         1,359                  51,669
 Vodafone Group                                           6,962                 151,284
 Western Wireless /1/                                     2,710                  71,517
                                                                                737,711
CHEMICALS-DIVERSIFIED (0.18%)
 BASF                                                       638                  33,986
 Dow Chemical                                             3,560                 142,009
 Octel                                                      217                   5,603
                                                                                181,598
CHEMICALS-SPECIALTY (0.14%)
 Albemarle                                                  537                  16,539
 MacDermid                                                  392                  11,470
 OM Group /1/                                               881                  28,210
 Sigma-Aldrich                                            1,350                  77,544
                                                                                133,763
CIRCUIT BOARDS (0.04%)
 Benchmark Electronics /1/                                1,324                  37,840
COMMERCIAL BANKS (1.31%)
 Banco Santander Central Hispano                          9,918                  93,824
 Bank of Ireland                                          1,240                  65,199
 Bank of Nova Scotia                                      3,340                  91,950
 City Holding                                               206                   6,277
 Columbia Banking Systems                                   559                  12,170
 Commerce Bancorp.                                          324                  16,310
 Community Bank System                                      518                  11,660
 Cullen/Frost Bankers                                       233                  10,024
 First Bancorp.                                             454                  19,272
 First Midwest Bancorp                                      407                  13,744
 Greater Bay Bancorp                                      1,705                  44,927
 Hibernia                                                 2,532                  64,060
 Hudson United Bancorp                                    3,020                 103,435
 Kookmin Bank /1/                                           857                  23,636
 Marshall & Ilsley                                        5,680                 218,169
 National Bank of Greece                                  6,934                  30,788
 Pacific Capital Bancorp.                                   958                  26,556
 Provident Bankshares                                       120                   3,587
 R&G Financial                                              967                  33,922
 South Financial Group                                    1,775                  48,085
 Toronto-Dominion Bank                                    1,974                  65,813
 UnionBanCal                                              3,660                 212,463
 Zions Bancorp                                            1,430                  86,515
                                                                              1,302,386
COMMERCIAL SERVICE-FINANCE (0.36%)
 Dun & Bradstreet /1/                                     2,030                 113,964
 Moody's                                                  1,767                 120,333

                                                          Shares
                                                           Held                 Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL SERVICE-FINANCE (CONTINUED)
                                                                           $
 Paychex                                                  4,030                 123,761
                                                                                358,058
COMMERCIAL SERVICES (0.08%)
 Alliance Data Systems /1/                                1,550                  61,551
 Pre-Paid Legal Services /1/                                840                  19,446
                                                                                 80,997
COMMUNICATIONS SOFTWARE (0.02%)
 Inter-Tel                                                1,072                  23,252
COMPUTER AIDED DESIGN (0.15%)
 Autodesk                                                 3,745                 150,549
COMPUTER SERVICES (0.32%)
 Cognizant Technology Solutions /1/                         796                  21,930
 Computer Sciences /1/                                    2,960                 139,860
 Perot Systems /1/                                        1,187                  14,980
 SRA International /1/                                      387                  16,451
 Sungard Data Systems /1/                                 5,190                 120,979
                                                                                314,200
COMPUTERS (0.59%)
 Hewlett-Packard                                          5,700                 114,855
 International Business Machines                          5,420                 471,919
                                                                                586,774
COMPUTERS-INTEGRATED SYSTEMS (0.68%)
 Dell /1/                                                18,755                 665,240
 RadiSys /1/                                              1,193                  14,805
                                                                                680,045
COMPUTERS-MEMORY DEVICES (0.25%)
 EMC /1/                                                 10,520                 115,405
 SanDisk /1/                                                623                  15,151
 Storage Technology /1/                                     561                  13,997
 TDK                                                        790                  54,826
 Veritas Software /1/                                     2,500                  47,650
                                                                                247,029
COMPUTERS-PERIPHERAL EQUIPMENT (0.16%)
 Electronics for Imaging /1/                              1,144                  22,960
 Lexmark International /1/                                1,490                 131,865
                                                                                154,825
CONSULTING SERVICES (0.02%)
 Charles River Associates /1/                               642                  20,570
CONSUMER PRODUCTS-MISCELLANEOUS (0.04%)
 Central Garden & Pet /1/                                   348                   9,876
 Scotts /1/                                                 470                  28,670
                                                                                 38,546
CONTAINERS-METAL & GLASS (0.24%)
 Ball                                                     3,120                 225,202
 Silgan Holdings                                            313                  15,058
                                                                                240,260
CONTAINERS-PAPER & PLASTIC (0.24%)
 Bemis                                                    8,820                 233,554
COSMETICS & TOILETRIES (1.78%)
 Alberto-Culver                                             345                  16,084
 Avon Products                                           10,450                 449,454

                                                          Shares
                                                           Held                 Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COSMETICS & TOILETRIES (CONTINUED)
                                                                           $
 Gillette                                                 3,700                 144,226
 Kimberly-Clark                                           2,980                 190,929
 Procter & Gamble                                        18,520                 965,818
                                                                              1,766,511
DATA PROCESSING & MANAGEMENT (0.44%)
 Automatic Data Processing                                4,020                 168,759
 First Data                                               1,960                  87,436
 Global Payments                                          2,146                  97,965
 SEI Investments /2/                                      2,800                  85,876
                                                                                440,036
DENTAL SUPPLIES & EQUIPMENT (0.04%)
 Sybron Dental Specialties /1/                            1,364                  36,692
DIAGNOSTIC EQUIPMENT (0.01%)
 Gen-Probe /1/                                              245                   9,168
DIAGNOSTIC KITS (0.04%)
 IDEXX Laboratories /1/                                     770                  38,800
DIALYSIS CENTERS (0.04%)
 DaVita /1/                                               1,279                  38,843
DIRECT MARKETING (0.12%)
 Catalina Marketing /1/                                   1,651                  32,971
 Harte-Hanks                                              3,670                  88,667
                                                                                121,638
DISPOSABLE MEDICAL PRODUCTS (0.24%)
 C.R. Bard                                                4,025                 222,180
 Merit Medical Systems /1/                                  842                  14,213
                                                                                236,393
DISTRIBUTION-WHOLESALE (0.23%)
 Aviall /1/                                                 758                  15,198
 Fastenal                                                 1,330                  82,965
 Hughes Supply                                              839                  51,112
 Owens & Minor                                            1,021                  26,209
 United Stationers /1/                                      755                  29,762
 Watsco                                                     725                  21,199
                                                                                226,445
DIVERSIFIED MANUFACTURING OPERATIONS (2.54%)
 3M                                                       3,570                 294,025
 Carlisle                                                   496                  31,491
 Crane                                                      920                  25,595
 Danaher                                                  2,940                 148,911
 Eaton                                                    2,820                 182,285
 General Electric                                        41,800               1,389,850
 Illinois Tool Works                                      1,400                 126,728
 Siemens                                                  1,305                  91,663
 Tyco International                                       7,540                 233,740
                                                                              2,524,288
DIVERSIFIED MINERALS (0.21%)
 Anglo American                                           2,590                  55,115
 BHP Billiton                                             4,750                  87,780
 Cia Vale do Rio Doce                                     1,170                  63,063
                                                                                205,958
DIVERSIFIED OPERATIONS (0.14%)
 Brascan                                                  2,731                  75,458

                                                          Shares
                                                           Held                 Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED OPERATIONS (CONTINUED)
                                                                           $
 Tomkins                                                  3,537                  65,788
                                                                                141,246
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.36%)
 Cendant                                                 15,625                 357,500
E-COMMERCE-SERVICES (0.06%)
 eBay /1/                                                   725                  56,789
E-MARKETING-INFORMATION (0.03%)
 Digital River /1/                                          226                   6,351
 Digitas /1/                                              3,096                  20,712
 E.piphany /1/                                            1,653                   6,612
                                                                                 33,675
ELECTRIC PRODUCTS-MISCELLANEOUS (0.15%)
 Hitachi                                                  1,120                  68,824
 Littelfuse /1/                                             620                  24,056
 Sharp                                                    4,079                  59,145
                                                                                152,025
ELECTRIC-INTEGRATED (1.32%)
 Alliant Energy                                           5,241                 135,794
 CenterPoint Energy                                      11,540                 133,980
 Constellation Energy Group                               6,155                 237,275
 E.ON                                                       878                  62,470
 Enel                                                     1,820                  72,108
 Exelon                                                   4,108                 143,369
 Great Plains Energy                                        330                   9,468
 MDU Resources Group                                      1,829                  44,719
 OGE Energy                                                 868                  21,605
 RWE                                                        731                  35,819
 Scana                                                    1,720                  62,986
 Scottish Power                                           3,020                  87,580
 TXU                                                      6,730                 266,912
                                                                              1,314,085
ELECTRIC-TRANSMISSION (0.11%)
 National Grid Group                                      2,611                 105,067
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.31%)
 DSP Group /1/                                            1,422                  28,028
 Koninklijke Philips Electronics                          2,376                  57,570
 Methode Electronics                                      1,263                  16,457
 Omron                                                    1,531                  32,762
 Sanmina /1/                                             23,560                 172,930
                                                                                307,747
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.18%)
 Altera /1/                                               2,110                  43,930
 Conexant Systems /1/                                     2,130                   3,387
 Fairchild Semiconductor International
  /1/                                                     7,423                 109,044
 Integrated Silicon Solution /1/                            534                   4,496
 Intel                                                   24,503                 597,383
 International Rectifier /1/                              5,510                 215,992
 Microsemi /1/                                            2,349                  28,775
 PMC - Sierra /1/                                         1,011                  12,011
 Silicon Laboratories /1/                                   418                  14,751
 Texas Instruments                                        6,544                 139,584
                                                                              1,169,353

                                                          Shares
                                                           Held                 Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC CONNECTORS (0.16%)
                                                                           $
 Amphenol /1/                                             4,938                 155,201
ELECTRONIC FORMS (0.16%)
 Adobe Systems                                            3,820                 161,128
ELECTRONIC MEASUREMENT INSTRUMENTS (0.12%)
 Agilent Technologies /1/                                 4,370                 104,050
 Tektronix                                                  590                  17,936
                                                                                121,986
ELECTRONIC PARTS DISTRIBUTION (0.42%)
 Arrow Electronics /1/                                    8,810                 208,445
 Avnet /1/                                               10,888                 211,445
                                                                                419,890
ELECTRONICS-MILITARY (0.06%)
 Engineered Support Systems                               1,036                  58,089
ENGINES-INTERNAL COMBUSTION (0.06%)
 Briggs & Stratton                                          684                  57,114
ENTERPRISE SOFTWARE & SERVICE (0.17%)
 Ascential Software /1/                                     593                   7,282
 Hyperion Solutions /1/                                   1,183                  48,527
 MicroStrategy /1/ /2/                                      705                  28,383
 Oracle /1/                                               3,820                  40,148
 SAP                                                      1,175                  47,012
                                                                                171,352
ENTERTAINMENT SOFTWARE (0.09%)
 Electronic Arts /1/                                      1,860                  93,242
ENVIRONMENTAL CONSULTING & ENGINEERING (0.01%)
 Tetra Tech /1/                                             654                  10,556
FILTRATION & SEPARATION PRODUCTS (0.03%)
 CLARCOR                                                    662                  29,128
FINANCE-CONSUMER LOANS (0.06%)
 Aiful                                                      749                  17,607
 Collegiate Funding Services /1/                            902                  12,655
 Portfolio Recovery Associates /1/                          788                  20,858
 World Acceptance /1/                                       594                  12,706
                                                                                 63,826
FINANCE-CREDIT CARD (0.65%)
 American Express                                           730                  36,682
 Capital One Financial                                    3,840                 266,189
 MBNA                                                    13,693                 338,080
                                                                                640,951
FINANCE-INVESTMENT BANKER & BROKER (2.53%)
 Citigroup                                               22,800               1,005,252
 Friedman, Billings, Ramsey Group                         5,550                  91,298
 Goldman Sachs Group                                      4,470                 394,209
 Legg Mason                                               1,210                  95,033
 Lehman Brothers Holdings                                 4,106                 287,831
 Merrill Lynch                                            4,025                 200,123
 Morgan Stanley                                           7,385                 364,302
 Nomura Holdings                                          5,175                  71,415
 Raymond James Financial                                    247                   5,772
                                                                              2,515,235

                                                          Shares
                                                           Held                 Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (0.72%)
                                                                           $
 American Home Mortgage Investment                        1,192                  30,813
 Countrywide Credit Industries                            3,500                 252,350
 Doral Financial                                          2,760                 108,330
 Federal Home Loan Mortgage                               1,610                 103,539
 Federal National Mortgage Association                    2,520                 178,819
 New Century Financial                                      835                  39,287
                                                                                713,138
FINANCE-OTHER SERVICES (0.10%)
 Chicago Mercantile Exchange                                750                  94,125
FOOD-FLOUR & GRAIN (0.25%)
 Archer Daniels Midland                                  15,980                 246,571
FOOD-MEAT PRODUCTS (0.14%)
 Hormel Foods                                             4,823                 143,147
FOOD-MISCELLANEOUS/DIVERSIFIED (0.23%)
 McCormick                                                1,100                  39,347
 Nestle                                                   2,053                 131,084
 Unilever                                                   976                  59,858
                                                                                230,289
FOOD-RETAIL (0.12%)
 Tesco                                                    6,162                  86,576
 Whole Foods Market                                         340                  27,989
                                                                                114,565
FOOD-WHOLESALE & DISTRIBUTION (0.16%)
 Supervalu                                                1,560                  44,554
 Sysco                                                    3,330                 114,718
                                                                                159,272
FOOTWEAR & RELATED APPAREL (0.01%)
 Wolverine World Wide                                       557                  13,023
GARDEN PRODUCTS (0.02%)
 Toro                                                       263                  17,227
GAS-DISTRIBUTION (0.37%)
 AGL Resources                                            1,072                  31,678
 Energen                                                  4,057                 192,099
 ONEOK                                                    1,157                  24,297
 Sempra Energy                                            2,970                 106,177
 UGI                                                        429                  13,895
                                                                                368,146
HOTELS & MOTELS (0.07%)
 Choice Hotels International                                274                  14,412
 InterContinental Hotels Group                            4,987                  54,159
                                                                                 68,571
HUMAN RESOURCES (0.06%)
 Korn/Ferry International /1/                             1,094                  19,506
 Labor Ready /1/                                          2,603                  36,494
                                                                                 56,000
IMPORT & EXPORT (0.12%)
 Mitsubishi                                               6,230                 118,681
INDUSTRIAL AUTOMATION & ROBOTS (0.01%)
 Cognex                                                     325                   9,776

                                                          Shares
                                                           Held                 Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INDUSTRIAL GASES (0.01%)
                                                                           $
 Airgas                                                     671                  14,594
INSTRUMENTS-CONTROLS (0.08%)
 Parker Hannifin                                          1,430                  82,053
INSTRUMENTS-SCIENTIFIC (0.01%)
 Dionex /1/                                                 261                  12,317
INTERNET APPLICATION SOFTWARE (0.03%)
 eResearch Technology /1/                                 1,342                  33,429
INTERNET BROKERS (0.10%)
 Ameritrade Holding /1/                                   7,310                  81,068
 E*trade Group /1/                                        1,807                  20,003
                                                                                101,071
INTERNET CONNECTIVE SERVICES (0.01%)
 Hanaro Telecom /1/                                       5,937                  12,646
INTERNET FINANCIAL SERVICES (0.01%)
 IndyMac Bancorp                                            277                   9,202
INTERNET SECURITY (0.20%)
 RSA Security /1/                                         1,194                  22,232
 Symantec /1/                                             3,800                 177,688
                                                                                199,920
INTIMATE APPAREL (0.01%)
 Warnaco Group /1/                                          455                   8,600
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.13%)
 Franklin Resources                                       2,770                 133,652
LEISURE & RECREATION PRODUCTS (0.09%)
 Brunswick                                                2,270                  88,598
LIFE & HEALTH INSURANCE (0.26%)
 Lincoln National                                         4,900                 214,130
 Stancorp Financial Group                                   420                  29,526
 Universal American Financial /1/                           940                  10,199
                                                                                253,855
MACHINERY-CONSTRUCTION & MINING (0.36%)
 Caterpillar                                              4,680                 343,933
 Joy Global                                                 503                  14,934
                                                                                358,867
MACHINERY-FARM (0.31%)
 Deere                                                    4,820                 302,744
MACHINERY-GENERAL INDUSTRY (0.17%)
 Albany International                                       147                   4,398
 Gardner Denver /1/                                         598                  16,014
 Ingersoll-Rand                                           2,150                 147,684
                                                                                168,096
MACHINERY-PUMPS (0.11%)
 Graco                                                    3,595                 113,171
MEDICAL INSTRUMENTS (0.75%)
 ArthroCare /1/                                             679                  18,082
 Beckman Coulter                                          1,390                  76,686
 Boston Scientific /1/                                    3,010                 115,163
 dj Orthopedics /1/                                         318                   5,660

                                                          Shares
                                                           Held                 Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS (CONTINUED)
                                                                           $
 Medtronic                                                7,399                 367,508
 St. Jude Medical /1/                                     2,246                 153,020
 Techne /1/                                                 195                   7,761
                                                                                743,880
MEDICAL LASER SYSTEMS (0.03%)
 Candela /1/                                              2,848                  26,800
MEDICAL PRODUCTS (1.25%)
 Becton Dickinson                                         4,720                 222,926
 Cooper                                                     261                  15,516
 INAMED /1/                                                 250                  13,545
 Johnson & Johnson                                       14,990                 828,497
 Varian Medical Systems /1/                                 690                  47,617
 Zimmer Holdings /1/                                      1,500                 114,465
                                                                              1,242,566
MEDICAL-BIOMEDICAL/GENE (0.60%)
 Amgen /1/                                                8,900                 506,232
 Celera Genomics Group /1/                                1,131                  13,278
 Charles River Laboratories
  International /1/                                       1,370                  61,746
 Human Genome Sciences /1/                                  837                   8,391
 Lexicon Genetics /1/                                     1,680                  10,181
                                                                                599,828
MEDICAL-DRUGS (2.71%)
 Abbott Laboratories                                      3,250                 127,887
 AstraZeneca                                              1,045                  46,941
 Eisai                                                    2,362                  69,325
 Eli Lilly                                                1,400                  89,208
 Endo Pharmaceuticals Holdings /1/                        1,102                  21,158
 First Horizon Pharmaceutical /1/                           497                   8,683
 Forest Laboratories /1/                                  5,284                 265,732
 GlaxoSmithKline                                          1,556                  63,718
 Hi-Tech Pharmacal /1/                                      500                   7,305
 Ligand Pharmaceuticals /1/                                 928                  12,816
 Merck                                                    3,320                 150,562
 Novartis                                                 2,159                  96,421
 Novo Nordisk                                               705                  36,040
 Pfizer                                                  40,122               1,282,299
 Roche Holding                                              450                  44,685
 Sanofi-Synthelabo                                        1,351                  44,651
 Teva Pharmaceutical Industries                           1,880                  55,648
 Wyeth                                                    7,630                 270,102
                                                                              2,693,181
MEDICAL-GENERIC DRUGS (0.16%)
 Barr Laboratories /1/                                    2,370                  81,409
 Eon Labs /1/                                             2,600                  75,712
                                                                                157,121
MEDICAL-HMO (1.01%)
 Aetna                                                    1,510                 129,558
 AMERIGROUP /1/                                           1,039                  49,830
 Anthem /1/                                               1,790                 147,621
 Coventry Health Care /1/                                 1,448                  74,007
 Pacificare Health Systems /1/                            4,750                 145,208
 Sierra Health Services /1/                               1,390                  61,438
 UnitedHealth Group                                       3,590                 225,811
 WellChoice /1/                                             648                  23,717

                                                          Shares
                                                           Held                 Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HMO (CONTINUED)
                                                                           $
 Wellpoint Health Networks /1/                            1,440                 145,584
                                                                              1,002,774
MEDICAL-HOSPITALS (0.03%)
 United Surgical Partners International
  /1/                                                       405                  14,272
 VCA Antech /1/                                             334                  14,038
                                                                                 28,310
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.02%)
 Apria Healthcare Group /1/                                 673                  19,753
METAL PROCESSORS & FABRICATION (0.03%)
 Quanex                                                     610                  27,755
METAL-ALUMINUM (0.03%)
 Alcoa                                                      470                  15,054
 Century Aluminum /1/                                       753                  17,733
                                                                                 32,787
METAL-COPPER (0.11%)
 Phelps Dodge /1/                                         1,010                  78,719
 Southern Peru Copper                                       875                  34,239
                                                                                112,958
METAL-DIVERSIFIED (0.03%)
 Inco /1/                                                 1,025                  34,204
MISCELLANEOUS INVESTING (0.68%)
 Capital Automotive                                       3,667                 106,306
 CBL & Associates Properties                                775                  42,703
 Entertainment Properties Trust                             868                  30,693
 Federal Realty Investment Trust                            551                  23,252
 General Growth Properties                                3,130                  94,150
 Gramercy Capital /1/                                       770                  11,550
 Health Care                                                537                  17,329
 Healthcare Realty Trust                                    519                  18,746
 IMPAC Mortgage Holdings                                  2,432                  55,814
 Kimco Realty                                             2,040                  98,124
 Macerich                                                   861                  41,242
 Newcastle Investment                                     1,499                  42,407
 PS Business Parks                                          317                  12,743
 Ramco-Gershenson Properties                                504                  12,958
 SL Green Realty /2/                                        586                  28,773
 Thornburg Mortgage                                         822                  22,794
 Ventas                                                     661                  16,869
                                                                                676,453
MISCELLANEOUS MANUFACTURERS (0.01%)
 Applied Films /1/                                          385                   7,180
MONEY CENTER BANKS (2.23%)
 ABN AMRO Holding                                         4,990                 104,092
 Bank of America                                         11,747                 998,613
 Barclays                                                 3,628                 122,699
 BNP Paribas                                              5,500                 160,050
 Credit Suisse Group /1/                                  3,710                 119,202
 HBOS                                                       810                  31,484
 HSBC Holdings                                              427                  31,530
 JP Morgan Chase                                         12,549                 468,454
 Mitsubishi Tokyo Financial Group                         7,655                  69,354

                                                          Shares
                                                           Held                 Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MONEY CENTER BANKS (CONTINUED)
                                                                           $
 UBS                                                      1,621                 108,234
                                                                              2,213,712
MOTORCYCLE & MOTOR SCOOTER (0.22%)
 Harley-Davidson                                          3,700                 221,519
MULTI-LINE INSURANCE (1.90%)
 Allstate                                                 8,633                 406,442
 American International Group                            11,445                 808,589
 AXA                                                      3,146                  64,493
 Hartford Financial Services Group                        4,825                 314,107
 ING Groep                                                2,883                  66,626
 MetLife                                                  4,370                 155,878
 Zurich Financial Services                                4,900                  69,090
                                                                              1,885,225
MULTIMEDIA (1.26%)
 Belo                                                     2,940                  68,737
 Gannett                                                  2,090                 173,762
 Gemstar-TV Guide International /1/                       5,385                  24,986
 Journal Communications                                     512                   9,134
 Media General                                            1,818                 108,644
 Meredith                                                    60                   3,173
 News /2/                                                 5,122                 173,636
 Time Warner /1/                                         26,120                 434,898
 Viacom                                                   2,080                  69,867
 Vivendi Universal /1/                                    2,759                  68,644
 Walt Disney                                              4,820                 111,294
                                                                              1,246,775
NETWORKING PRODUCTS (0.96%)
 Cisco Systems /1/                                       44,350                 925,141
 Foundry Networks /1/                                     3,179                  32,617
                                                                                957,758
OFFICE AUTOMATION & EQUIPMENT (0.10%)
 Canon                                                    1,667                  81,683
 Imagistics International /1/                               630                  20,475
                                                                                102,158
OFFICE FURNISHINGS-ORIGINAL (0.04%)
 HNI                                                        889                  35,960
OFFICE SUPPLIES & FORMS (0.02%)
 John H. Harland                                            726                  20,553
OIL COMPANY-EXPLORATION & PRODUCTION (1.12%)
 Apache                                                   4,670                 217,295
 Burlington Resources                                     3,350                 127,869
 Canadian Natural Resources                               2,440                  80,959
 Chesapeake Energy                                       18,123                 278,188
 Cimarex Energy /1/                                       1,700                  55,301
 Denbury Resources /1/                                      467                  10,204
 Devon Energy                                                50                   3,475
 Houston Exploration /1/                                    408                  22,032
 KCS Energy /1/                                           2,251                  33,270
 Meridian Resource /1/                                    2,830                  23,631
 Noble Energy                                               864                  47,788
 PetroKazakhstan                                          1,228                  38,866
 Plains Exploration & Production /1/                      2,421                  50,478
 Pogo Producing                                             538                  23,876

                                                          Shares
                                                           Held                 Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
                                                                           $
 Talisman Energy                                          1,890                  45,058
 Unit /1/                                                 1,026                  33,088
 Vintage Petroleum                                        1,350                  23,085
                                                                              1,114,463
OIL COMPANY-INTEGRATED (3.22%)
 BP Amoco                                                   593                  33,421
 ChevronTexaco                                            6,696                 640,472
 ConocoPhillips                                           4,540                 357,616
 ENI                                                      1,155                 118,642
 Exxon Mobil                                             29,448               1,363,442
 Marathon Oil                                             2,700                 101,709
 Occidental Petroleum                                     5,166                 254,529
 Petro-Canada                                               592                  27,771
 Petroleo Brasileiro                                      1,170                  33,088
 Repsol YPF                                               5,290                 112,677
 TotalFinaElf                                             1,555                 151,379
                                                                              3,194,746
OIL FIELD MACHINERY & EQUIPMENT (0.05%)
 FMC Technologies /1/                                       646                  19,380
 Universal Compression Holdings /1/                       1,021                  33,499
                                                                                 52,879
OIL REFINING & MARKETING (0.14%)
 Statoil                                                  6,200                  77,500
 Tesoro Petroleum /1/                                     2,045                  59,305
                                                                                136,805
OIL-FIELD SERVICES (0.35%)
 BJ Services /1/                                          2,630                 130,606
 Cal Dive International /1/                               1,342                  41,602
 Schlumberger                                             2,705                 173,985
                                                                                346,193
OPTICAL SUPPLIES (0.22%)
 Advanced Medical Optics /1/                                706                  26,863
 Bausch & Lomb                                            3,044                 187,480
                                                                                214,343
PAPER & RELATED PRODUCTS (0.47%)
 Boise Cascade                                              344                  11,094
 Louisiana-Pacific                                        3,160                  74,829
 Temple-Inland                                              540                  36,855
 UPM-Kymmene Oyj                                          2,396                  46,602
 Weyerhaeuser                                             4,760                 295,120
                                                                                464,500
PIPELINES (0.26%)
 Questar                                                  6,356                 260,469
POULTRY (0.02%)
 Tyson Foods                                                916                  17,459
PRINTING-COMMERCIAL (0.04%)
 Banta                                                      670                  26,606
 Consolidated Graphics /1/                                  386                  16,795
                                                                                 43,401
PROPERTY & CASUALTY INSURANCE (0.33%)
 ACE                                                      3,180                 129,076
 Arch Capital Group /1/                                     621                  23,909

                                                          Shares
                                                           Held                 Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (CONTINUED)
                                                                           $
 Fidelity National Financial                                689                  24,976
 First American                                             609                  16,358
 Infinity Property & Casualty                             1,207                  34,737
 Navigators Group /1/                                       699                  20,970
 Selective Insurance Group                                  400                  14,404
 Stewart Information Services                               442                  15,669
 W.R. Berkley                                             1,237                  50,643
                                                                                330,742
PUBLICLY TRADED INVESTMENT FUND (0.19%)
 iShares MSCI Japan Index Fund                           19,365                 190,552
RACETRACKS (0.02%)
 Penn National Gaming /1/                                   553                  19,908
RADIO (0.04%)
 Emmis Communications /1/                                 1,771                  34,924
RECYCLING (0.04%)
 Metal Management /1/                                     1,968                  38,160
REGIONAL BANKS (1.58%)
 Comerica                                                 4,660                 272,470
 KeyCorp                                                  4,110                 124,040
 PNC Financial Services Group                             3,175                 160,655
 SunTrust Banks                                           3,390                 223,571
 U.S. Bancorp                                             3,854                 109,068
 Wachovia                                                11,360                 503,362
 Wells Fargo                                              3,145                 180,554
                                                                              1,573,720
RENTAL-AUTO & EQUIPMENT (0.02%)
 Rent-A-Center /1/                                          705                  20,685
RESPIRATORY PRODUCTS (0.09%)
 Respironics /1/                                          1,668                  92,941
RETAIL-APPAREL & SHOE (0.62%)
 AnnTaylor Stores /1/                                     2,270                  60,927
 Chico's FAS /1/                                          3,460                 144,870
 Claire's Stores                                          5,500                 126,775
 Foot Locker                                              1,767                  39,757
 Jos. A. Bank Clothiers /1/                                 698                  21,450
 Kenneth Cole Productions                                   670                  21,500
 Nordstrom                                                3,670                 161,113
 Stein Mart /1/                                           1,885                  34,194
                                                                                610,586
RETAIL-ARTS & CRAFTS (0.28%)
 Michaels Stores                                          5,150                 278,254
RETAIL-AUTO PARTS (0.01%)
 CSK Auto /1/                                               980                  13,573
RETAIL-BEDDING (0.13%)
 Bed Bath & Beyond /1/                                    3,635                 128,643
RETAIL-BOOKSTORE (0.07%)
 Barnes & Noble /1/                                       1,606                  55,214
 Borders Group                                              523                  11,961
                                                                                 67,175

                                                          Shares
                                                           Held                 Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-BUILDING PRODUCTS (0.37%)
                                                                           $
 Home Depot                                               9,440                 318,317
 Lowe's                                                   1,100                  53,592
                                                                                371,909
RETAIL-CONSUMER ELECTRONICS (0.30%)
 Best Buy                                                 6,140                 295,702
RETAIL-DISCOUNT (0.85%)
 Wal-Mart Stores                                         15,845                 839,943
RETAIL-DRUG STORE (0.21%)
 CVS                                                         70                   2,931
 Rite Aid /1/                                            42,060                 206,514
                                                                                209,445
RETAIL-HAIR SALONS (0.04%)
 Regis                                                    1,006                  41,407
RETAIL-JEWELRY (0.05%)
 Signet Group                                               615                  37,453
 Zale /1/                                                   454                  12,321
                                                                                 49,774
RETAIL-MAJOR DEPARTMENT STORE (0.19%)
 May Department Stores                                    4,820                 127,875
 Saks /1/                                                 4,845                  63,227
                                                                                191,102
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.04%)
 Ito-Yokado                                               1,077                  41,841
RETAIL-OFFICE SUPPLIES (0.21%)
 Staples                                                  7,140                 206,203
RETAIL-REGIONAL DEPARTMENT STORE (0.48%)
 Dillards                                                   748                  17,047
 Federated Department Stores                              5,410                 259,247
 Neiman Marcus Group                                      3,620                 197,471
                                                                                473,765
RETAIL-RESTAURANTS (0.85%)
 CBRL Group                                                 936                  31,094
 McDonald's                                              12,930                 355,575
 Ruby Tuesday                                             1,117                  32,270
 Wendy's International                                    3,687                 131,884
 Yum! Brands /1/                                          7,610                 292,148
                                                                                842,971
RETAIL-SPORTING GOODS (0.03%)
 Sports Authority /1/                                     1,242                  31,671
RUBBER-TIRES (0.06%)
 Bandag                                                     328                  14,645
 Continental                                                862                  40,773
                                                                                 55,418
SAVINGS & LOANS-THRIFTS (0.21%)
 Independence Community Bank                              4,617                 172,399
 PFF Bancorp                                                489                  17,956
 Sterling Financial /1/                                     419                  13,257
                                                                                203,612
SCHOOLS (0.18%)
 Apollo Group /1/                                         1,890                 157,909

                                                          Shares
                                                           Held                 Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SCHOOLS (CONTINUED)
                                                                           $
 Strayer Education                                          190                  18,510
                                                                                176,419
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.53%)
 Analog Devices                                           1,540                  61,138
 Cypress Semiconductor /1/                                5,030                  57,040
 Exar /1/                                                   600                   8,082
 Linear Technology                                        3,775                 147,602
 Maxim Integrated Products                                2,455                 118,085
 Micrel /1/                                               1,340                  13,762
 Taiwan Semiconductor Manufacturing                       7,840                  55,821
 United Microelectronics /1/                             14,891                  55,097
 Vitesse Semiconductor /1/                                4,427                  12,396
                                                                                529,023
SEMICONDUCTOR EQUIPMENT (0.18%)
 Applied Materials /1/                                    7,150                 121,335
 Brooks Automation /1/                                      343                   4,943
 MKS Instruments /1/                                        441                   6,492
 Mykrolis /1/                                               610                   6,100
 Ultratech /1/                                            1,277                  15,911
 Varian Semiconductor Equipment
  Associates /1/                                            955                  28,526
                                                                                183,307
STEEL PRODUCERS (0.19%)
 Arcelor                                                  1,974                  32,768
 POSCO                                                      646                  23,437
 Schnitzer Steel Industries                               4,135                 127,896
                                                                                184,101
STEEL-SPECIALTY (0.01%)
 Gibraltar Steel                                            263                   8,482
TELECOMMUNICATION EQUIPMENT (0.44%)
 Adtran                                                     786                  20,994
 Comtech Telecommunications /1/                             291                   5,797
 Ditech Communications /1/                                1,910                  39,327
 Plantronics /1/                                            607                  23,479
 Qualcomm                                                 3,270                 225,891
 Tekelec /1/                                                748                  14,534
 Telefonaktiebolaget LM Ericsson /1/                      3,830                 102,299
 Westell Technologies /1/                                 2,128                   8,618
                                                                                440,939
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.02%)
 C-COR.net /1/                                            2,357                  19,139
 Sycamore Networks /1/                                    1,439                   5,382
                                                                                 24,521
TELECOMMUNICATION SERVICES (0.09%)
 Amdocs /1/                                               2,210                  47,957
 Aspect Communications /1/                                2,379                  20,150
 MasTec /1/                                               3,511                  21,909
                                                                                 90,016
TELEPHONE-INTEGRATED (1.28%)
 BellSouth                                                6,500                 176,085
 CenturyTel                                               4,020                 124,580
 IDT /1/                                                  2,040                  31,620
 Nippon Telegraph & Telephone                             1,630                  40,131

                                                          Shares
                                                           Held                 Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
                                                                           $
 SBC Communications                                       8,660                 219,444
 Sprint                                                   8,220                 153,549
 Verizon Communications                                  13,615                 524,722
                                                                              1,270,131
TELEVISION (0.05%)
 Hearst-Argyle Television                                 2,340                  52,954
THERAPEUTICS (0.16%)
 Corixa /1/                                               1,556                   7,033
 Eyetech Pharmaceuticals /1/                                284                  10,536
 Gilead Sciences /1/                                      2,050                 132,512
 Tanox /1/                                                  582                   9,120
                                                                                159,201
TOBACCO (0.57%)
 Altria Group                                             8,441                 401,792
 British American Tobacco                                 1,846                  56,026
 Imperial Tobacco Group                                   1,810                  79,278
 Universal                                                  495                  23,874
                                                                                560,970
TOOLS-HAND HELD (0.12%)
 Black & Decker                                           1,760                 123,042
TOYS (0.01%)
 Hasbro                                                     447                   8,122
TRANSACTIONAL SOFTWARE (0.02%)
 Transaction Systems Architects /1/                       1,346                  23,017
TRANSPORT-AIR FREIGHT (0.11%)
 CNF                                                      2,600                 107,276
TRANSPORT-SERVICES (0.23%)
 FedEx                                                    1,370                 112,176
 Offshore Logistics /1/                                     423                  12,246
 United Parcel Service                                    1,440                 103,622
                                                                                228,044
TRANSPORT-TRUCK (0.05%)
 Heartland Express                                          476                  12,857
 J.B. Hunt Transport Services                               469                  18,014
 Yellow Roadway /1/                                         539                  23,452
                                                                                 54,323
TRUCKING & LEASING (0.02%)
 Ryder System                                               487                  20,892
VITAMINS & NUTRITION PRODUCTS (0.02%)
 USANA Health Sciences /1/ /2/                              646                  19,219
WATER (0.03%)
 Suez                                                     1,696                  33,615
WEB PORTALS (0.06%)
 United Online /1/                                        1,964                  30,638
 Yahoo /1/                                                  952                  29,322
                                                                                 59,960
WIRELESS EQUIPMENT (0.32%)
 Motorola                                                19,600                 312,228

                                                          Shares
                                                           Held                 Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (CONTINUED)
                                                                           $
 SpectraLink                                              1,003                   9,238
                                                                                321,466
                               TOTAL COMMON STOCKS                           62,633,438

                                                         Principal
                                                           Amount               Value
-----------------------------------------------------------------------------------------------
BONDS (21.94%)
AEROSPACE & DEFENSE EQUIPMENT (0.04%)
 K&F Industries
                                                     $                     $
  9.25%; 10/15/07                                        35,000                  35,875
AGRICULTURAL OPERATIONS (0.15%)
 Bunge Limited Finance
  4.38%; 12/15/08                                        80,000                  79,376
  5.35%; 04/15/14                                        45,000                  43,580
  5.88%; 05/15/13                                        25,000                  25,345
                                                                                148,301
AIRLINES (0.16%)
 Southwest Airlines
  5.10%; 05/01/06                                       152,222                 155,944
ASSET BACKED SECURITIES (0.58%)
 Chase Funding Mortgage Loan Asset
                         Backed
  Certificates /3/
  1.74%; 09/25/33                                       100,000                  99,997
 Countrywide Asset Backed Certificates
  /3/
  1.95%; 02/25/34                                       196,429                 196,640
  2.52%; 01/25/34                                       180,000                 180,346
 Master Adjustable Rate Mortgages Trust
  /3/
  2.55%; 03/25/34                                        95,000                  95,687
                                                                                572,670
AUTO-CARS & LIGHT TRUCKS (0.25%)
 DaimlerChrysler Holding
  4.05%; 06/04/08                                        70,000                  69,360
  4.75%; 01/15/08                                        15,000                  15,255
  7.25%; 01/18/06                                        40,000                  42,383
 Ford Motor
  7.45%; 07/16/31                                        55,000                  52,310
 General Motors
  8.25%; 07/15/23                                        40,000                  41,561
 Hyundai Motor Manufacturing /4/
  5.30%; 12/19/08                                        25,000                  24,940
                                                                                245,809
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.12%)
 Lear
  5.75%; 08/01/14 /4/                                    55,000                  55,374
  7.96%; 05/15/05                                        45,000                  46,833
 Tenneco Automotive
  11.63%; 10/15/09                                       15,000                  16,087
                                                                                118,294

                                                        Principal
                                                          Amount                Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AUTOMOBILE SEQUENTIAL (0.20%)
 Ford Credit Auto Owner Trust
                                                     $                     $
  4.72%; 12/15/05                                       200,000                 201,315
BEVERAGES-WINE & SPIRITS (0.15%)
 Diageo Capital /3/
  1.72%; 04/20/07                                       150,000                 149,971
BREWERY (0.13%)
 Cia Brasileira de Bebidas
  10.50%; 12/15/11                                       40,000                  47,400
 Coors Brewing
  6.38%; 05/15/12                                        50,000                  54,019
 SABMiller /4/
  6.63%; 08/15/33                                        30,000                  31,875
                                                                                133,294
BROADCASTING SERVICES & PROGRAMMING (0.18%)
 Clear Channel Communications
  5.75%; 01/15/13                                        65,000                  65,621
 Grupo Televisa
  8.50%; 03/11/32                                        20,000                  20,700
 Liberty Media
  3.50%; 09/25/06                                        60,000                  59,775
  5.70%; 05/15/13                                        35,000                  34,437
                                                                                180,533
BUILDING & CONSTRUCTION PRODUCTS-
MISCELLANEOUS (0.20%)
 CRH America
  5.30%; 10/15/13                                        25,000                  24,854
  6.40%; 10/15/33                                        25,000                  25,295
  6.95%; 03/15/12                                        35,000                  38,983
 Masco /3/ /4/
  1.65%; 03/09/07                                       110,000                 110,129
                                                                                199,261
BUILDING PRODUCTS-AIR & HEATING (0.08%)
 York International
  6.63%; 08/15/06                                        75,000                  79,487
BUILDING PRODUCTS-WOOD (0.01%)
 Celulosa Arauco y Constitucion
  5.13%; 07/09/13                                        15,000                  14,356
BUILDING-RESIDENTIAL & COMMERCIAL (0.13%)
 Brookfield Homes
  12.00%; 06/30/20                                        4,000                   4,130
 DR Horton
  8.50%; 04/15/12                                        50,000                  56,125
 KB Home
  7.75%; 02/01/10                                        45,000                  47,025
 Technical Olympic USA
  7.50%; 03/15/11                                        25,000                  23,250
                                                                                130,530
CABLE TV (0.31%)
 Charter Communications /4/
  8.00%; 04/30/12                                        75,000                  72,375
 Comcast
  5.30%; 01/15/14                                         5,000                   4,878
  5.85%; 01/15/10                                         5,000                   5,251
  7.05%; 03/15/33                                        35,000                  36,894

                                                        Principal
                                                          Amount                Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CABLE TV (CONTINUED)
 Comcast Cable Communications
                                                     $                     $
  6.75%; 01/30/11                                        25,000                  27,231
 Cox Communications
  4.63%; 06/01/13                                        15,000                  13,962
  5.50%; 10/01/15                                        20,000                  19,526
  6.75%; 03/15/11                                        45,000                  48,899
 EchoStar DBS
  10.38%; 10/01/07                                       40,000                  42,500
 Rogers Cablesystems
  10.00%; 03/15/05                                       40,000                  41,497
                                                                                313,013
CASINO HOTELS (0.26%)
 Aztar /4/
  7.88%; 06/15/14                                        55,000                  55,619
 Harrah's Operating /4/
  5.50%; 07/01/10                                        50,000                  50,026
 Mandalay Resort Group
  6.45%; 02/01/06                                        25,000                  25,813
 MGM Mirage
  7.25%; 10/15/06                                        35,000                  36,750
  8.50%; 09/15/10                                        25,000                  27,625
 Park Place Entertainment
  8.50%; 11/15/06                                        45,000                  48,937
 Station Casinos
  6.00%; 04/01/12                                        15,000                  14,625
                                                                                259,395
CELLULAR TELECOMMUNICATIONS (0.47%)
 AT&T Wireless Services
  7.88%; 03/01/11                                        65,000                  74,707
  8.13%; 05/01/12                                        65,000                  76,051
 Nextel Communications
  9.38%; 11/15/09                                        40,000                  42,700
 Rogers Wireless Communications
  6.38%; 03/01/14                                        75,000                  69,938
 Rural Cellular /4/
  8.25%; 03/15/12                                        20,000                  20,500
 Telus
  7.50%; 06/01/07                                        40,000                  43,661
  8.00%; 06/01/11                                        10,000                  11,420
 US Unwired /3/ /4/
  5.79%; 06/15/10                                        60,000                  60,450
 Verizon Wireless Capital
  5.38%; 12/15/06                                        65,000                  67,888
                                                                                467,315
CHEMICALS-DIVERSIFIED (0.12%)
 Chevron Phillips Chemical
  7.00%; 03/15/11                                        50,000                  55,230
 ICI Wilmington I
  5.63%; 12/01/13                                        30,000                  29,666
 Lyondell Chemical
  9.88%; 05/01/07                                        35,000                  36,706
                                                                                121,602
CIRCUIT BOARDS (0.04%)
 Jabil Circuit
  5.88%; 07/15/10                                        40,000                  41,398

                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
COAL (0.07%)
 Massey Energy
                                                     $                     $
  6.63%; 11/15/10                                        30,000                  30,600
 Peabody Energy
  6.88%; 03/15/13                                        40,000                  41,200
                                                                                 71,800
COATINGS & PAINT (0.03%)
 Valspar
  6.00%; 05/01/07                                        25,000                  26,464
COMMERCIAL BANKS (0.05%)
 Union Planters Bank
  5.13%; 06/15/07                                        50,000                  52,518
COMMERCIAL SERVICE-FINANCE (0.05%)
 Dollar Financial Group
  9.75%; 11/15/11                                        50,000                  53,500
COMPUTER SERVICES (0.09%)
 Unisys
  7.25%; 01/15/05 /2/                                    20,000                  20,250
  7.88%; 04/01/08                                        35,000                  35,700
  8.13%; 06/01/06                                        35,000                  36,837
                                                                                 92,787
COMPUTERS-INTEGRATED SYSTEMS (0.02%)
 NCR
  7.13%; 06/15/09                                        15,000                  16,468
CONSUMER PRODUCTS-MISCELLANEOUS (0.13%)
 American Greetings
  6.10%; 08/01/28                                        50,000                  51,375
 Fortune Brands /4/
  7.13%; 11/01/04                                        75,000                  75,914
                                                                                127,289
CONTAINERS-PAPER & PLASTIC (0.04%)
 Norampac
  6.75%; 06/01/13                                        40,000                  40,200
CREDIT CARD ASSET BACKED SECURITIES (0.82%)
 American Express Credit Account Master
  Trust
  5.53%; 10/15/08                                       500,000                 522,000
 Capital One Multi-Asset Execution Trust
  /3/
  1.60%; 12/15/09                                        95,000                  95,042
 Chase Credit Card Master Trust /3/
  1.58%; 05/15/09                                       100,000                  99,994
 MBNA Credit Card Master Note Trust
  3.90%; 11/15/07                                       100,000                 101,376
                                                                                818,412
DATA PROCESSING & MANAGEMENT (0.02%)
 Certegy
  4.75%; 09/15/08                                        15,000                  15,242
DIVERSIFIED FINANCIAL SERVICES (0.15%)
 General Electric Capital
  6.75%; 03/15/32                                        65,000                  70,972
 John Deere Capital
  3.13%; 12/15/05                                        40,000                  40,161

                                                        Principal
                                                          Amount                Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
 NiSource Finance
                                                     $                     $
  3.20%; 11/01/06                                        40,000                  39,690
                                                                                150,823
DIVERSIFIED MANUFACTURING OPERATIONS (0.12%)
 Blount
  7.00%; 06/15/05                                        25,000                  25,562
 Tyco International Group
  6.00%; 11/15/13                                        35,000                  36,410
  6.38%; 02/15/06                                        40,000                  41,988
  6.38%; 10/15/11                                        15,000                  16,118
                                                                                120,078
DIVERSIFIED MINERALS (0.05%)
 Corp. Nacional del Cobre de Chile /4/
  5.50%; 10/15/13                                        20,000                  20,220
 Vale Overseas
  9.00%; 08/15/13                                        25,000                  26,562
                                                                                 46,782
DIVERSIFIED OPERATIONS (0.03%)
 Hutchison Whampoa International /4/
  6.50%; 02/13/13                                        25,000                  25,250
E-COMMERCE-PRODUCTS (0.02%)
 FTD
  7.75%; 02/15/14                                        25,000                  23,875
ELECTRIC-DISTRIBUTION (0.03%)
 Detroit Edison
  5.40%; 08/01/14                                        25,000                  25,142
ELECTRIC-GENERATION (0.04%)
 Korea East-West Power /4/
  4.88%; 04/21/11                                        15,000                  14,611
 Tenaska Virginia Partners /4/
  6.12%; 03/30/24                                        30,000                  29,994
                                                                                 44,605
ELECTRIC-INTEGRATED (1.24%)
 Alabama Power
  5.70%; 02/15/33                                        10,000                   9,612
 Arizona Public Service
  5.80%; 06/30/14                                        35,000                  35,403
  6.50%; 03/01/12                                        20,000                  21,537
 Carolina Power & Light
  6.65%; 04/01/08                                        40,000                  43,259
 Centerpoint Energy
  5.88%; 06/01/08                                        25,000                  25,935
  7.25%; 09/01/10                                        30,000                  32,896
 Cincinnati Gas & Electric
  5.40%; 06/15/33                                        15,000                  13,169
 Consumers Energy
  4.25%; 04/15/08                                        10,000                   9,986
  6.00%; 03/15/05                                        35,000                  35,727
 Dayton Power & Light /4/
  5.13%; 10/01/13                                        30,000                  29,289
 Duke Energy /3/
  1.95%; 01/15/05                                       130,000                 130,069

                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Entergy Gulf States
                                                     $                     $
  3.60%; 06/01/08                                        25,000                  24,365
 Exelon
  6.75%; 05/01/11                                        30,000                  32,798
 FirstEnergy
  6.45%; 11/15/11                                        55,000                  58,175
 FPL Energy Wind Funding /4/
  6.88%; 06/27/17                                        94,600                  93,181
 FPL Group Capital
  3.25%; 04/11/06                                        25,000                  25,137
 Indianapolis Power & Light
  7.38%; 08/01/07                                        35,000                  37,780
 Jersey Central Power & Light /4/
  5.63%; 05/01/16                                        15,000                  15,151
 MSW Energy Holdings II
  7.38%; 09/01/10                                        50,000                  51,000
 Niagara Mohawk Power
  5.38%; 10/01/04                                        50,000                  50,288
 Northeast Utilities
  3.30%; 06/01/08                                        20,000                  19,273
 Ohio Power
  4.85%; 01/15/14                                        20,000                  19,300
 Oncor Electric Delivery
  6.38%; 05/01/12                                        45,000                  48,669
 Pacific Gas & Electric
  3.60%; 03/01/09                                        25,000                  24,329
  6.05%; 03/01/34                                        85,000                  81,885
 Pepco Holdings
  3.75%; 02/15/06                                        80,000                  80,459
  4.00%; 05/15/10                                        10,000                   9,483
 Power Contract Financing /4/
  5.20%; 02/01/06                                        21,826                  21,948
 Puget Energy
  3.36%; 06/01/08                                        25,000                  24,210
 Southern California Edison
  5.00%; 01/15/14                                        15,000                  14,815
  8.00%; 02/15/07                                        40,000                  44,250
 Southwestern Electric Power
  4.50%; 07/01/05                                        50,000                  50,854
 TXU Energy
  6.13%; 03/15/08                                        20,000                  21,180
                                                                              1,235,412
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.05%)
 Flextronics International
  6.50%; 05/15/13                                        50,000                  49,125
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.07%)
 Fairchild Semiconductor International
  10.50%; 02/01/09                                       60,000                  64,650
ELECTRONICS-MILITARY (0.08%)
 L-3 Communications
  8.00%; 08/01/08                                        80,000                  82,800
FEDERAL & FEDERALLY SPONSORED CREDIT (0.06%)
 Housing Urban Development
  2.99%; 08/01/05                                        60,000                  60,398

                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FILTRATION & SEPARATION PRODUCTS (0.08%)
 Polypore /4/
                                                     $                     $
  8.75%; 05/15/12                                        75,000                  79,500
FINANCE-AUTO LOANS (0.35%)
 Ford Motor Credit
  5.80%; 01/12/09                                        35,000                  35,619
  6.13%; 01/09/06                                        35,000                  36,313
  6.50%; 01/25/07                                        20,000                  21,092
  6.88%; 02/01/06                                       125,000                 131,144
  7.88%; 06/15/10                                        25,000                  27,294
 General Motors Acceptance
  5.63%; 05/15/09                                        15,000                  15,037
  8.00%; 11/01/31                                        45,000                  45,695
 Toyota Motor Credit
  2.80%; 01/18/06                                        35,000                  35,137
                                                                                347,331
FINANCE-COMMERCIAL (0.02%)
 CIT Group
  4.75%; 12/15/10                                        20,000                  19,855
FINANCE-CONSUMER LOANS (0.02%)
 Household Finance
  4.75%; 07/15/13                                        20,000                  19,128
FINANCE-CREDIT CARD (0.14%)
 Capital One Bank
  5.00%; 06/15/09                                        30,000                  30,399
  6.88%; 02/01/06                                       100,000                 105,464
                                                                                135,863
FINANCE-INVESTMENT BANKER & BROKER (0.96%)
 BCP Caylux Holdings Luxembourg /4/
  9.63%; 06/15/14                                        40,000                  41,700
 Bear Stearns
  1.98%; 01/30/09 /3/                                   130,000                 130,222
  2.02%; 06/25/34 /3/                                    70,000                  70,225
  3.00%; 03/30/06                                        40,000                  40,041
  4.00%; 01/31/08                                        45,000                  45,127
 Citigroup
  5.88%; 02/22/33                                        20,000                  19,109
  6.63%; 06/15/32                                        50,000                  52,591
 Credit Suisse First Boston
  3.88%; 01/15/09                                        25,000                  24,547
 Goldman Sachs Group
  3.88%; 01/15/09                                        35,000                  34,360
  6.60%; 01/15/12                                       110,000                 119,609
 Lehman Brothers Holdings
  4.80%; 03/13/14                                        50,000                  47,452
 Merrill Lynch
  1.43%; 02/06/09 /3/                                   130,000                 129,909
  5.45%; 07/15/14                                        40,000                  39,908
 Morgan Stanley
  4.25%; 05/15/10                                        20,000                  19,577
  4.75%; 04/01/14                                        45,000                  42,034
  5.30%; 03/01/13                                        25,000                  24,902
  6.75%; 04/15/11                                        70,000                  76,899
                                                                                958,212

                                                       Principal
                                                        Amount                  Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (1.72%)
 Countrywide Home Loan
                                                     $                     $
  4.25%; 12/19/07                                        25,000                  25,180
  4.63%; 12/19/33 /3/                                   200,000                 194,387
 Federal Home Loan Mortgage
  3.25%; 02/25/08                                       225,000                 221,193
  4.50%; 07/15/13                                       375,000                 364,380
  4.75%; 10/11/12                                        80,000                  78,484
  4.75%; 05/06/13                                        75,000                  73,108
  5.13%; 11/07/13                                        20,000                  19,843
  6.75%; 03/15/31                                       256,000                 291,037
 Federal National Mortgage Association
  2.88%; 05/19/08                                        50,000                  48,342
  3.70%; 11/01/07                                       230,000                 230,100
  4.32%; 07/26/07                                        90,000                  91,702
  4.75%; 02/21/13                                        75,000                  73,048
                                                                              1,710,804
FOOD-MISCELLANEOUS/DIVERSIFIED (0.29%)
 Cadbury Schweppes US Finance /4/
  3.88%; 10/01/08                                        40,000                  39,477
 ConAgra Foods
  7.50%; 09/15/05                                        75,000                  78,663
 Corn Products International
  8.45%; 08/15/09                                        40,000                  44,500
 Kraft Foods
  4.63%; 11/01/06                                        85,000                  87,157
  6.25%; 06/01/12                                        35,000                  37,360
                                                                                287,157
FOOD-RETAIL (0.10%)
 Delhaize America
  7.38%; 04/15/06                                        45,000                  47,654
 Kroger
  6.20%; 06/15/12                                        25,000                  26,470
  7.50%; 04/01/31                                        20,000                  22,405
                                                                                 96,529
GAS-DISTRIBUTION (0.09%)
 Colorado Interstate Gas
  10.00%; 06/15/05                                       50,000                  52,750
 Sempra Energy
  4.75%; 05/15/09                                        35,000                  35,504
                                                                                 88,254
HEALTH CARE COST CONTAINMENT (0.03%)
 Concentra Operating /4/
  9.13%; 06/01/12                                        25,000                  26,750
HOME DECORATION PRODUCTS (0.02%)
 Newell Rubbermaid
  4.00%; 05/01/10                                        10,000                   9,562
  4.63%; 12/15/09                                        15,000                  14,921
                                                                                 24,483
HOME EQUITY-OTHER (0.51%)
 Asset Backed Funding Certificates /3/
  1.64%; 02/25/30                                        45,000                  44,999
 Long Beach Mortgage Loan Trust /3/
  1.98%; 06/25/34                                        25,000                  25,001
  2.53%; 06/25/34                                        30,000                  29,999

                                                        Principal
                                                          Amount                Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
HOME EQUITY-OTHER (CONTINUED)
 New Century Home Equity Loan Trust /3/
                                                     $                     $
  2.17%; 01/25/34                                       115,000                 115,427
 Option One Mortgage Loan Trust /3/
  1.98%; 05/25/34                                        70,000                  69,998
  2.50%; 05/25/34                                        70,000                  69,998
 Specialty Underwriting & Residential
  Finance /3/
  1.96%; 02/25/35                                        65,000                  64,998
 Wells Fargo Home Equity Trust /3/
  1.95%; 04/25/34                                        90,000                  89,999
                                                                                510,419
HOME EQUITY-SEQUENTIAL (0.11%)
 Ameriquest Mortgage Securities /3/
  1.65%; 04/25/34                                        75,000                  74,998
 Residential Asset Securities
  4.59%; 10/25/26                                        37,059                  37,269
                                                                                112,267
HOTELS & MOTELS (0.05%)
 Host Marriott
  7.88%; 08/01/08                                        50,000                  51,375
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.03%)
 AMVESCAP
  5.38%; 02/27/13                                        10,000                   9,905
  5.90%; 01/15/07                                        20,000                  21,170
                                                                                 31,075
LIFE & HEALTH INSURANCE (0.01%)
 Nationwide Financial Services
  5.63%; 02/13/15                                        10,000                  10,081
MACHINERY-FARM (0.04%)
 Case New Holland /4/
  6.00%; 06/01/09                                        40,000                  38,350
MEDICAL PRODUCTS (0.15%)
 Medical Device Manufacturing /4/
  10.00%; 07/15/12                                       65,000                  66,625
 VWR International /4/
  6.88%; 04/15/12                                        40,000                  40,400
  8.00%; 04/15/14                                        40,000                  40,800
                                                                                147,825
MEDICAL-DRUGS (0.09%)
 Eli Lilly
  5.50%; 07/15/06                                        60,000                  62,961
 Schering-Plough
  5.30%; 12/01/13                                        30,000                  29,996
                                                                                 92,957
MEDICAL-HMO (0.21%)
 Anthem
  4.88%; 08/01/05                                       200,000                 203,700
MEDICAL-HOSPITALS (0.06%)
 HCA
  6.95%; 05/01/12                                        50,000                  52,675
  7.13%; 06/01/06                                        10,000                  10,568
                                                                                 63,243

                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
METAL PROCESSORS & FABRICATION (0.08%)
 Mueller Group /4/
                                                     $                     $
  10.00%; 05/01/12                                       75,000                  78,750
METAL-DIVERSIFIED (0.08%)
 Falconbridge
  5.38%; 06/01/15                                        10,000                   9,564
  7.35%; 06/05/12                                        15,000                  16,519
 Rio Tinto Finance
  5.75%; 07/03/06                                        50,000                  52,446
                                                                                 78,529
MISCELLANEOUS INVESTING (0.08%)
 iStar Financial
  4.88%; 01/15/09                                        45,000                  44,300
 United Dominion Realty Trust
  6.50%; 06/15/09                                        30,000                  32,338
                                                                                 76,638
MISCELLANEOUS MANUFACTURERS (0.06%)
 Samsonite /4/
  8.88%; 06/01/11                                        55,000                  55,963
MONEY CENTER BANKS (0.18%)
 Bank of America
  4.88%; 09/15/12                                        60,000                  59,210
  7.40%; 01/15/11                                        60,000                  68,396
 JP Morgan Chase
  4.50%; 11/15/10                                        35,000                  34,321
 United Overseas Bank /4/
  4.50%; 07/02/13                                        20,000                  18,637
                                                                                180,564
MORTGAGE BACKED SECURITIES (1.97%)
 Bear Stearns Adjustable Rate

  Mortgage Trust /3/
  3.52%; 06/25/34                                        50,000                  48,318
 Bear Stearns Commercial

  Mortgage Securities
  0.72%; 05/11/39 /3/ /4/                               475,000                  13,276
  5.47%; 06/11/41                                       110,000                 112,075
 Credit Suisse First Boston

  Mortgage Securities /3/
  2.05%; 05/25/34                                        50,000                  49,723
 CS First Boston Mortgage Securities /3/
  0.57%; 05/15/36 /4/                                   827,328                  19,409
  2.05%; 06/25/34                                        30,000                  29,910
 DLJ Commercial Mortgage
  6.59%; 02/18/31                                       700,000                 759,553
 DLJ Mortgage Acceptance /4/
  6.99%; 10/15/30                                       100,000                 106,503
 First Union National Bank Commercial
  Mortgage
  8.09%; 05/17/32                                        40,000                  46,345
 Greenwich Capital Commercial Funding
  /3/ /4/
  0.39%; 06/10/36                                     1,483,000                  28,585
 JP Morgan Chase Commercial
                             Mortgage
  Securities
  1.22%; 01/12/39 /3/ /4/                               650,000                  35,341
  6.04%; 11/15/35                                       150,000                 159,642

                                                      Principal
                                                        Amount                  Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 LB-UBS Commercial Mortgage Trust
                                                     $                     $
  0.14%; 03/15/36 /3/ /4/                               358,127                   9,701
  0.63%; 03/15/34 /3/ /4/                               708,201                  16,520
  1.23%; 03/15/36 /3/ /4/                               422,905                  22,922
  5.97%; 03/15/26                                       325,000                 345,611
 Merrill Lynch Mortgage Investors /3/
  2.01%; 01/25/35                                        90,000                  89,997
 Merrill Lynch Mortgage Trust /3/
  0.60%; 02/12/42                                     1,471,015                  37,845
 Morgan Stanley Capital I /3/ /4/
  1.12%; 01/13/41                                       425,000                  23,006
                                                                              1,954,282
MOTION PICTURES & SERVICES (0.02%)
 Alliance Atlantis Communications
  13.00%; 12/15/09                                       20,000                  21,850
MULTI-LINE INSURANCE (0.16%)
 Metropolitan Life Global Funding I /3/
  /4/
  1.71%; 03/17/09                                       130,000                 130,017
 Safeco
  4.88%; 02/01/10                                        25,000                  25,375
                                                                                155,392
MULTIMEDIA (0.38%)
 AOL Time Warner
  5.63%; 05/01/05                                        20,000                  20,446
  6.15%; 05/01/07                                        70,000                  74,266
  7.63%; 04/15/31                                        60,000                  66,010
 Gannett
  4.95%; 04/01/05                                        75,000                  76,247
 News America
  4.75%; 03/15/10                                        15,000                  15,055
  6.55%; 03/15/33                                        30,000                  30,664
  6.63%; 01/09/08                                        35,000                  37,958
 Viacom
  6.63%; 05/15/11                                        15,000                  16,380
 Walt Disney
  6.38%; 03/01/12                                        40,000                  43,172
                                                                                380,198
MUTUAL INSURANCE (0.06%)
 Liberty Mutual Group /4/
  5.75%; 03/15/14                                        35,000                  34,091
  7.00%; 03/15/34                                        25,000                  24,660
                                                                                 58,751
NON-HAZARDOUS WASTE DISPOSAL (0.04%)
 Allied Waste North America
  5.75%; 02/15/11                                        20,000                  18,850
 Waste Management
  5.00%; 03/15/14                                        20,000                  19,318
                                                                                 38,168
NON-HOTEL GAMBLING (0.20%)
 Horseshoe Gaming Holding
  8.63%; 05/15/09                                        75,000                  78,281
 Mohegan Tribal Gaming Authority
  6.38%; 07/15/09                                        40,000                  40,250

                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
NON-HOTEL GAMBLING (CONTINUED)
 Mohegan Tribal Gaming Authority
  (continued)
                                                     $                     $
  7.13%; 08/15/14                                        75,000                  75,938
                                                                                194,469
OIL & GAS DRILLING (0.11%)
 Consolidated Natural Gas
  5.00%; 03/01/14                                        25,000                  24,230
 Nabors Holdings
  4.88%; 08/15/09                                        45,000                  45,901
 Precision Drilling
  5.63%; 06/01/14                                        40,000                  40,657
                                                                                110,788
OIL COMPANY-EXPLORATION & PRODUCTION (0.71%)
 Anadarko Petroleum
  5.38%; 03/01/07                                       120,000                 125,580
 Canadian Natural Resources
  7.20%; 01/15/32                                        25,000                  27,973
 Chesapeake Energy
  8.38%; 11/01/08                                        40,000                  43,700
 Devon Financing
  7.88%; 09/30/31                                        40,000                  46,397
 EnCana
  4.75%; 10/15/13                                        20,000                  19,127
 Husky Energy
  6.15%; 06/15/19                                        35,000                  35,522
 Nexen
  5.05%; 11/20/13                                        15,000                  14,538
  7.88%; 03/15/32                                        25,000                  29,545
 Noble Energy /4/
  5.25%; 04/15/14                                        40,000                  39,489
 Pemex Project Funding Master Trust
  7.88%; 02/01/09                                       185,000                 203,500
 Plains Exploration & Production /4/
  7.13%; 06/15/14                                        35,000                  35,963
 Swift Energy
  7.63%; 07/15/11                                        60,000                  61,350
  10.25%; 08/01/09                                       25,000                  26,295
                                                                                708,979
OIL COMPANY-INTEGRATED (0.16%)
 Occidental Petroleum
  4.00%; 11/30/07                                        25,000                  25,140
 PanCanadian Energy
  7.20%; 11/01/31                                        35,000                  38,900
 Petrobras International Finance
  8.38%; 12/10/18                                        40,000                  38,000
  9.13%; 07/02/13                                        30,000                  31,350
 Petronas Capital /4/
  7.88%; 05/22/22                                        20,000                  22,588
                                                                                155,978
OIL FIELD MACHINERY & EQUIPMENT (0.09%)
 Cooper Cameron
  2.65%; 04/15/07                                        50,000                  48,719
 Grant Prideco
  9.00%; 12/15/09                                        40,000                  44,000
                                                                                 92,719

                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL REFINING & MARKETING (0.24%)
 Enterprise Products Partners
                                                     $                     $
  6.38%; 02/01/13                                        15,000                  15,142
 Frontier Oil
  11.75%; 11/15/09                                       75,000                  81,187
 Tesoro Petroleum
  8.00%; 04/15/08                                        40,000                  43,200
  9.63%; 11/01/08                                        35,000                  38,500
 Valero Energy
  6.88%; 04/15/12                                        55,000                  60,430
                                                                                238,459
PAPER & RELATED PRODUCTS (0.50%)
 Abitibi-Consolidated
  6.95%; 12/15/06                                        50,000                  51,688
 Appleton Papers /4/
  8.13%; 06/15/11                                        50,000                  51,250
 Domtar
  5.38%; 12/01/13                                        65,000                  62,232
 International Paper
  3.80%; 04/01/08                                        80,000                  79,301
  6.75%; 09/01/11                                        25,000                  27,270
 Norske Skog /4/
  7.63%; 10/15/11                                        50,000                  55,375
 Sappi Papier Holding /4/
  6.75%; 06/15/12                                        20,000                  21,477
 Smurfit Capital Funding
  6.75%; 11/20/05                                        40,000                  41,200
 Weyerhaeuser
  6.13%; 03/15/07                                        60,000                  63,853
  6.75%; 03/15/12                                        40,000                  43,733
                                                                                497,379
PETROCHEMICALS (0.04%)
 Braskem /4/
  11.75%; 01/22/14                                       45,000                  43,200
PHARMACY SERVICES (0.04%)
 Omnicare
  8.13%; 03/15/11                                        40,000                  42,500
PHYSICAL THERAPY & REHABILITATION CENTERS (0.08%)
 HealthSouth
  6.88%; 06/15/05                                        80,000                  80,900
PIPELINES (0.29%)
 Buckeye Partners
  4.63%; 07/15/13                                        35,000                  32,553
 CenterPoint Energy Resources
  7.75%; 02/15/11                                        40,000                  45,596
 Duke Capital
  4.37%; 03/01/09                                        25,000                  24,739
 Duke Energy Field Services
  7.88%; 08/16/10                                        20,000                  23,034
 Enbridge Energy Partners
  4.00%; 01/15/09                                        15,000                  14,676
 Equitable Resources
  5.15%; 11/15/12                                        25,000                  25,375
 National Fuel Gas
  5.25%; 03/01/13                                        25,000                  24,856

                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PIPELINES (CONTINUED)
 TEPPCO Partners
                                                     $                     $
  6.13%; 02/01/13                                        45,000                  46,334
 Texas Eastern Transmission
  5.25%; 07/15/07                                        50,000                  51,784
                                                                                288,947
POLLUTION CONTROL (0.06%)
 Geo Sub /4/
  11.00%; 05/15/12                                       55,000                  55,275
POULTRY (0.13%)
 Tyson Foods
  6.63%; 10/01/04                                       125,000                 125,645
PROPERTY & CASUALTY INSURANCE (0.51%)
 ACE
  6.00%; 04/01/07                                        70,000                  74,017
 ACE INA Holdings
  5.88%; 06/15/14                                        15,000                  15,348
  8.20%; 08/15/04                                        30,000                  30,059
 Arch Capital Group
  7.35%; 05/01/34                                        60,000                  60,829
 Infinity Property & Casualty
  5.50%; 02/18/14                                        55,000                  53,563
 Markel
  6.80%; 02/15/13                                        55,000                  57,619
 St. Paul
  5.75%; 03/15/07                                        80,000                  83,967
 W.R. Berkley
  5.13%; 09/30/10                                        55,000                  55,336
 XL Capital
  6.50%; 01/15/12                                        70,000                  75,545
                                                                                506,283
PUBLISHING-BOOKS (0.06%)
 Reed Elsevier Capital
  6.13%; 08/01/06                                        55,000                  58,044
RECREATIONAL CENTERS (0.05%)
 AMF Bowling Worldwide /4/
  10.00%; 03/01/10                                       45,000                  46,463
REGIONAL BANKS (0.61%)
 Bank One
  7.63%; 08/01/05                                        80,000                  84,048
 KeyCorp
  4.63%; 05/16/05                                       100,000                 101,598
 PNC Funding
  5.75%; 08/01/06                                       100,000                 104,878
 SunTrust Banks
  5.05%; 07/01/07                                        35,000                  36,423
 Wachovia
  5.25%; 08/01/14                                        40,000                  39,479
  5.63%; 12/15/08                                       100,000                 106,398
 Wells Fargo
  3.12%; 08/15/08                                        30,000                  29,035
  5.13%; 02/15/07                                       100,000                 104,371
                                                                                606,230

                                                      Principal
                                                        Amount                  Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
REINSURANCE (0.12%)
 Berkshire Hathaway Finance
                                                     $                     $
  4.63%; 10/15/13                                        55,000                  53,237
 Endurance Specialty Holdings
  7.00%; 07/15/34                                        70,000                  69,573
                                                                                122,810
REMEDIATION SERVICES (0.05%)
 Clean Harbors /4/
  11.25%; 07/15/12                                       45,000                  46,350
RENTAL-AUTO & EQUIPMENT (0.08%)
 NationsRent /4/
  9.50%; 10/15/10                                        60,000                  63,600
 United Rentals
  6.50%; 02/15/12                                        20,000                  19,300
                                                                                 82,900
RESORTS & THEME PARKS (0.07%)
 Intrawest
  10.50%; 02/01/10                                       65,000                  70,200
RETAIL-ARTS & CRAFTS (0.05%)
 Michaels Stores
  9.25%; 07/01/09                                        50,000                  54,563
RETAIL-DRUG STORE (0.09%)
 Jean Coutu Group /4/
  7.63%; 08/01/12                                        30,000                  30,225
 Rite Aid
  12.50%; 09/15/06                                       50,000                  56,875
                                                                                 87,100
RETAIL-MAJOR DEPARTMENT STORE (0.10%)
 J.C. Penney
  9.75%; 06/15/21                                        75,000                  76,875
 May Department Stores /4/
  3.95%; 07/15/07                                        20,000                  20,000
                                                                                 96,875
RETAIL-PROPANE DISTRIBUTION (0.03%)
 Ferrellgas Partners /4/
  6.75%; 05/01/14                                        35,000                  33,863
RETAIL-RESTAURANTS (0.09%)
 Yum! Brands
  7.70%; 07/01/12                                        80,000                  92,295
RETAIL-VISION SERVICE CENTER (0.02%)
 Cole National Group
  8.63%; 08/15/07                                        15,000                  15,244
RETAIL-VITAMINS & NUTRITIONAL SUPPLIES (0.06%)
 General Nutrition Centers /4/
  8.50%; 12/01/10                                        60,000                  60,750
SAVINGS & LOANS-THRIFTS (0.16%)
 Washington Mutual
  3.81%; 06/25/34                                        70,000                  68,115
  3.97%; 03/25/33                                        72,000                  71,761
  5.50%; 01/15/13                                        15,000                  15,212
                                                                                155,088

                                                        Principal
                                                          Amount                Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SOVEREIGN (0.24%)
 Mexico Government
                                                     $                     $
  8.30%; 08/15/31                                        35,000                  37,800
  8.38%; 01/14/11                                       140,000                 160,300
 South Africa Government
  6.50%; 06/02/14                                        40,000                  41,000
                                                                                239,100
SPECIAL PURPOSE ENTITY (0.05%)
 Fondo Latinoamericano de Reservas /4/
  3.00%; 08/01/06                                        45,000                  44,871
STEEL PRODUCERS (0.07%)
 International Steel Group /4/
  6.50%; 04/15/14                                        75,000                  71,063
STEEL-SPECIALTY (0.06%)
 CSN Islands VIII /4/
  9.75%; 12/16/13                                        60,000                  57,300
SUPRANATIONAL BANK (0.12%)
 Corp Andina de Fomento
  6.75%; 03/15/05                                        65,000                  66,600
  6.88%; 03/15/12                                        45,000                  49,313
                                                                                115,913
TELEPHONE-INTEGRATED (1.09%)
 British Telecommunications /3/
  7.88%; 12/15/05                                       230,000                 245,271
 Deutsche Telekom International Finance
  5.25%; 07/22/13                                        70,000                  69,328
  8.50%; 06/15/10 /3/                                    30,000                  35,384
 France Telecom /3/
  8.75%; 03/01/11                                        70,000                  81,674
 MCI
  5.91%; 05/01/07                                        70,000                  67,812
 Qwest
  7.20%; 11/01/04                                        45,000                  45,450
 Sprint Capital
  6.00%; 01/15/07                                        40,000                  42,069
  6.13%; 11/15/08                                        35,000                  37,076
  6.88%; 11/15/28                                        75,000                  74,639
  6.90%; 05/01/19                                        30,000                  31,109
 Telecom Italia Capital /4/
  4.00%; 11/15/08                                        35,000                  34,590
  5.25%; 11/15/13                                       100,000                  98,221
  6.38%; 11/15/33                                        20,000                  19,685
 Telefonica Europe
  7.75%; 09/15/10                                        75,000                  86,658
 Telefonos de Mexico
  4.50%; 11/19/08                                        10,000                   9,803
  8.25%; 01/26/06                                       100,000                 106,859
                                                                              1,085,628
TEXTILE-HOME FURNISHINGS (0.03%)
 Mohawk Industries
  6.50%; 04/15/07                                        30,000                  32,068
THEATERS (0.12%)
 Cinemark /1/ /3/ /4/
  0.00%; 03/15/14                                        50,000                  33,000

                                                       Principal
                                                        Amount                  Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
THEATERS (CONTINUED)
 Cinemark USA /5/
                                                     $                     $
  8.50%; 08/01/08                                        85,000                  87,408
                                                                                120,408
TRANSPORT-RAIL (0.13%)
 Canadian National Railway
  4.25%; 08/01/09                                        40,000                  39,785
 Union Pacific
  4.70%; 01/02/24                                        15,000                  14,080
  5.75%; 10/15/07                                        70,000                  74,108
                                                                                127,973
TRANSPORT-SERVICES (0.05%)
 FedEx /4/
  1.88%; 04/01/05 /3/                                    30,000                  30,030
  3.50%; 04/01/09                                        20,000                  19,305
                                                                                 49,335
VENTURE CAPITAL (0.04%)
 Arch Western Finance /4/
  6.75%; 07/01/13                                        35,000                  35,525
VITAMINS & NUTRITION PRODUCTS (0.03%)
 WH Holdings/WH Capital
  9.50%; 04/01/11                                        25,000                  26,125
WIRE & CABLE PRODUCTS (0.08%)
 Superior Essex Communications /4/
  9.00%; 04/15/12                                        80,000                  79,600

                                        TOTAL BONDS                          21,801,431

                                                         Principal
                                                           Amount               Value
-----------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
CERTIFICATES (4.31%)
                                                     $                     $
5.00%; 12/01/17                                         125,759                 126,807
5.00%; 03/01/18                                         152,273                 153,537
5.00%; 05/01/18                                         936,820                 944,599
5.00%; 08/01/34 /6/                                     900,000                 876,656
5.50%; 03/01/33                                         195,627                 196,708
5.50%; 05/01/33                                         637,844                 641,366
5.50%; 10/01/33                                         184,064                 185,081
5.50%; 08/01/34 /6/                                     350,000                 351,094
6.00%; 01/01/29                                         141,573                 145,768
6.50%; 12/01/20                                          47,861                  50,270
6.50%; 05/01/31                                          81,574                  85,353
6.50%; 06/01/31                                         103,160                 107,940
7.00%; 12/01/27                                         117,789                 124,957
7.00%; 09/01/31                                          43,465                  46,018
7.50%; 11/01/30                                          29,966                  32,174
7.50%; 11/01/30                                          31,000                  33,285
7.50%; 01/01/31                                          24,875                  26,708
8.00%; 12/01/30                                         146,056                 158,549
                           TOTAL FHLMC CERTIFICATES                           4,286,870

                                                      Principal
                                                        Amount                  Value
-----------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
CERTIFICATES (6.19%)
4.50%; 05/01/10                                      $  253,363            $    253,648
4.50%; 07/01/33                                         228,022                 215,501
5.00%; 03/01/18                                         103,115                 104,017
5.00%; 08/01/19 /6/                                     850,000                 856,110
5.00%; 08/01/34 /6/                                     550,000                 536,078
5.50%; 01/01/33                                         413,549                 415,964
5.50%; 07/01/33                                         473,369                 475,694
5.50%; 09/01/33                                         476,196                 478,535
5.50%; 08/01/34 /6/                                   2,000,000               2,005,000
6.00%; 06/01/06                                          11,515                  11,787
6.00%; 04/01/08                                          89,457                  93,720
6.00%; 03/01/09                                           1,631                   1,716
6.00%; 05/01/09                                          69,485                  73,080
6.00%; 05/01/09                                          39,477                  41,519
6.00%; 11/01/09                                           2,166                   2,278
6.00%; 11/01/09                                          48,976                  51,510
6.00%; 12/01/09                                           9,329                   9,774
6.00%; 05/01/10                                          47,134                  49,569
6.00%; 12/01/33                                         267,449                 274,600
6.50%; 05/01/06                                         124,466                 127,973
6.50%; 03/01/08                                          70,586                  74,688
                            TOTAL FNMA CERTIFICATES                           6,152,761

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
CERTIFICATES (1.41%)
6.00%; 06/20/26                                         146,644                 151,281
6.00%; 09/20/26                                          99,088                 102,174
6.00%; 06/20/27                                          52,578                  54,241
6.00%; 06/15/32                                          53,797                  55,443
6.00%; 12/15/33                                         164,877                 169,810
6.50%; 10/20/31                                         264,609                 276,798
6.50%; 05/15/32                                         364,273                 381,600
7.00%; 05/15/31                                          73,092                  77,729
7.00%; 02/15/32                                         121,632                 129,241
                            TOTAL GNMA CERTIFICATES                           1,398,317

                                                       Principal
                                                        Amount                  Value
-----------------------------------------------------------------------------------------------
TREASURY BONDS (5.06%)
 U.S. Treasury
                                                     $                     $
  3.88%; 02/15/13                                       200,000                 193,273
  4.00%; 02/15/14                                       175,000                 168,622
  4.75%; 05/15/14                                       325,000                 331,970
  5.00%; 02/15/11                                       450,000                 474,627
  5.38%; 02/15/31                                       275,000                 281,660
  6.25%; 05/15/30                                       225,000                 255,393
  7.13%; 02/15/23                                       240,000                 294,525
  7.25%; 05/15/16                                        50,000                  61,102
  7.50%; 11/15/16                                       135,000                 168,286
  8.00%; 11/15/21                                       285,000                 377,903

                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
TREASURY BONDS (CONTINUED)
 U.S. Treasury Inflation-Indexed
  Obligations
  2.00%; 01/15/14                                    $  179,097            $    179,558
  3.38%; 01/15/07                                       596,775                 639,668
  3.63%; 01/15/08                                       438,938                 480,448
  3.88%; 01/15/09                                       432,394                 483,487
  4.25%; 01/15/10                                       393,386                 451,872
 U.S. Treasury Strip /1/
  0.00%; 02/15/15                                       300,000                 180,883
                               TOTAL TREASURY BONDS                           5,023,277

                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.26%)
DIVERSIFIED FINANCIAL SERVICES (2.26%)
 Investment in Joint Trading Account;
  General Electric Capital
  1.33%; 08/02/04                                     2,243,930               2,243,930
                             TOTAL COMMERCIAL PAPER                           2,243,930

                                                       Maturity
                                                        Amount                  Value
-----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.37%)
 Deutsche Bank Securities; 1.36%; dated
  07/30/04 maturing 08/02/04
  (collateralized by FHLMC; $372,038;                                      $
  07/30/09) /7/                                      $  364,784                 364,743
                        TOTAL REPURCHASE AGREEMENTS                             364,743
                                                                           ------------

              TOTAL PORTFOLIO INVESTMENTS (104.59%)                         103,904,767
LIABILITIES, NET OF CASH, RECEIVABLES AND OTHER
  ASSETS (-4.59%)                                                            (4,926,932)
                         TOTAL NET ASSETS (100.00%)                        $ 98,977,835
                                                                           ---------------

/1/  Non-income producing security.
/2/ Security or a portion of the security was on loan at the end of the period. /3/ Variable rate.
/4/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registra-tion, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,946,8987 or 2.98% of net assets.
/5/ Market value is determined in accordance with procedures established in good faith by the Board of Directors.
/6/ Security or a portion of the security was purchased in a "to-be-announced" ("TBA") transaction.
/7/  Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  6,057,115
Unrealized Depreciation                        (6,876,592)
                                             ------------
Net Unrealized Appreciation (Depreciation)       (819,477)
Cost for federal income tax purposes         $104,724,244




ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

     (a) Certifications pursuant to Rule 30a-2(a) under the Act
         (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal Balanced Fund, Inc.
             -------------------------------------------------------------------



By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------

By           /s/ Jill R. Brown
  ------------------------------------------------------------------------------
  Jill R. Brown, Vice President and Chief Financial Officer

Date         9/20/2004
    ----------------------------------------------------------------------------